Financial Information of Guarantor Subsidiaries (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Information Related to Subsidiaries
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Disposition of hedging positions of equity-method investments, net of tax			(3,881)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	141,318	75,113	(88,678)
Parent [Member]
Financial Information Related to Subsidiaries
Net income (loss)	142,554	81,817	(102,323)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	141,318	75,113	(84,797)
Issuer [Member]
Financial Information Related to Subsidiaries
Net income (loss)	218,198	119,801	(168,312)
Disposition of hedging positions of equity-method investments, net of tax			(3,881)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	216,962	113,097	(154,667)
Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Net income (loss)	361,541	260,076	(14,960)
Comprehensive income (loss)	361,541	260,076	(14,960)
Non-Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Net income (loss)	(28,367)	(1,264)	17,423
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	(29,603)	(7,968)	34,949
Consolidation, Eliminations [Member]
Financial Information Related to Subsidiaries
Net income (loss)	(551,372)	(378,613)	165,849
Change in cumulative translation adjustment	2,472	13,408	(35,052)
Comprehensive income (loss)	$ (548,900)	$ (365,205)	$ 130,797